Other Financial Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other financial assets	$ 192	$ 156
Other Financial Asset [Member]
Disclosure of financial assets [line items]
Other financial assets	68	50
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Gross amounts of trade deposits and loans	40	20
Provision for expected credit loss allowance financial assets	$ 9	$ 12